UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916
Name of Registrant: Vanguard Specialized Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: April 30, 2017
Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments (unaudited)
As of April 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)
Copper (5.9%)
1	Nevsun Resources Ltd.	35,974,070	79,852
	Lundin Mining Corp.	5,545,622	29,576
^	Southern Copper Corp.	678,330	23,992
*	KAZ Minerals plc	1,559,817	10,173
			143,593
Diversified Metals & Mining (6.5%)
	BHP Billiton plc	2,530,120	38,572
	Independence Group NL	11,486,006	28,140
	Grupo Mexico SAB de CV Class B	7,870,822	23,150
*,2 TREVALI MINING CORP.		27,500,000	21,758
	BHP Billiton Ltd.	1,210,990	21,560
	Boliden AB	421,370	12,038
*	Orla Mining Ltd.	5,714,300	5,442
^,* Arizona Mining Inc.		2,510,118	3,475
^,* Balmoral Resources Ltd.		5,552,174	2,929
*,1 Aguia Resources Ltd.		7,705,882	2,884
			159,948
Gold (66.5%)
	Franco-Nevada Corp.	2,147,728	146,303
	Newmont Mining Corp.	4,010,906	135,609
	Barrick Gold Corp.	7,350,539	122,901
^	Randgold Resources Ltd. ADR	1,162,627	102,299
	Agnico Eagle Mines Ltd. (New York Shares)	2,095,594	100,232
*	B2Gold Corp.	37,190,786	94,465
*	Endeavour Mining Corp.	4,110,270	67,809
*	Kinross Gold Corp.	18,494,618	64,546
	Goldcorp Inc.	4,283,847	59,802
	Acacia Mining plc	11,216,670	57,493
	Royal Gold Inc.	723,226	51,118
*	IAMGOLD Corp.	12,254,292	50,631
^,* Pretium Resources Inc.		4,359,290	43,201
^	Alamos Gold Inc.	5,679,287	40,664
*,1 SEMAFO Inc.		17,304,248	39,805
	Agnico Eagle Mines Ltd. (Toronto Shares)	814,545	38,936
^	Tahoe Resources Inc. (New York Shares)	4,678,633	37,710
*	Guyana Goldfields Inc.	7,245,396	35,934
	AngloGold Ashanti Ltd.	3,118,942	35,718
	OceanaGold Corp.	10,400,341	33,905
*	Torex Gold Resources Inc.	1,844,299	31,237

^,*,1 Premier Gold Mines Ltd.		14,212,168	28,736

^,*,1 Roxgold Inc.		29,570,296	27,078
	Alamos Gold Inc. Class A	3,627,542	25,963
*	Saracen Mineral Holdings Ltd.	31,715,213	22,387
	Tahoe Resources Inc. (Toronto Shares)	2,689,463	21,791
^,* Alacer Gold Corp.		13,124,858	20,768
^	Osisko Gold Royalties Ltd.	1,634,820	17,413

Yamana Gold Inc.	5,727,145	15,380
* Dacian Gold Ltd.	8,329,814	10,544
* Beadell Resources Ltd.	54,694,643	9,396
^,* Barkerville Gold Mines Ltd.	9,369,455	7,276
* Integra Gold Corp.	10,565,149	6,114
* Gold Road Resources Ltd.	12,341,066	6,105
* B2Gold Corp. (Toronto Shares)	1,860,800	4,676
* Perseus Mining Ltd.	20,253,128	4,473
^,* Nighthawk Gold Corp. (Toronto Shares	6,316,566	4,442
* Newcastle Gold Ltd.	5,265,895	3,626
* Osisko Gold Royalties Warrants Expire 2/26/2019	231,787	314
* Continental Gold Inc Warrants Expire 11/27/2017	450,000	94
* Primero Mining Corp. Warrants Expire 06/25/2018	638,250	16
		1,626,910
Other (3.3%)
Bunge Ltd.	644,985	50,973
*,2 Osisko Mining Inc	4,500,000	14,627
*,2 Nighthawk Gold Corp.	11,459,294	7,253
*,2 NEO LITHIUM PLACING	8,000,000	6,224
*,2 Bluestone Resources Inc.	1,797,000	1,778
* Americas Silver Corp Warrants Expire 06/09/2021	7,108,333	—
* Nighthawk Gold Corp. Warrants Expire 8/29/2017	5,729,647	—
* Osisko Mining Inc. Warrants to Expire 8/25/2018	4,500,000	—
* NEO Lithium Placing Warrants Expire 8/22/2018	4,000,000	—
*,2 Rescue Radio Corp.	15,955	—
		80,855
Precious Metals & Minerals (7.8%)
Fresnillo plc	2,637,666	49,594

^,*,1 Dalradian Resources Inc.	45,625,000	41,111
^ Dominion Diamond Corp.	3,099,594	37,671

^,*,1 Osisko Mining Inc. (Toronto Shares)	9,404,193	33,964
^,* Mountain Province Diamonds Inc.	4,935,352	14,245
Lucara Diamond Corp.	6,088,724	14,050
		190,635
Silver (6.8%)
^,1 Hochschild Mining plc	25,522,604	83,964
^,* First Majestic Silver Corp.	4,513,000	36,691
* Fortuna Silver Mines Inc.	6,326,871	29,061
* MAG Silver Corp.	893,159	10,927

^,*,1 Americas Silver Corp.	2,369,444	6,943
		167,586
Total Common Stocks (Cost $2,199,800)		2,369,527
Precious Metals (0.1%)
* Platinum Bullion (In Troy Ounces)	2,009	1,903

Total Precious Metals (Cost $1,213)		1,903

	Coupon
Temporary Cash Investment (5.4%)
Money Market Fund (5.4%)
3,4 Vanguard Market Liquidity Fund (Cost
$131,365)	1.034%	1,313,562	131,383

Total Investments (102.3%) (Cost $2,332,378)			2,502,813
Other Assets and Liabilities-Net (-2.3%)4			(55,606)
Net Assets (100%)			2,447,207

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,826,000.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Restricted securities totaling $51,640,000, representing 2.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $80,239,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the latest quoted bid prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Precious Metals and Mining Fund

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,924,846	444,681	—
Precious Metal	—	1,903	—
Temporary Cash Investments	131,383	—	—
Total	2,056,229	446,584	—

D. At April 30, 2017, the cost of investment securities for tax purposes was $2,470,601,000. Net unrealized appreciation of investment securities for tax purposes was $32,212,000, consisting of unrealized gains of $255,648,000 on securities that had risen in value since their purchase and $223,436,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2017		from		Capital Gain	Apr. 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Aguia Resources Ltd.	2,373	—	—	—	—	2,884
Americas Silver Corp.	8,048	—	—	—	—	6,943
Dalradian Resources Inc.	46,633	—	—	—	—	41,111
Dominion Diamond Corp.	65,235	—	36,979	—	—	NA2
Hochschild Mining plc	83,056	—	3,903	369	—	83,964
Nevsun Resources Ltd.	113,348	—	—	306	—	79,852
Osisko Mining Inc. (Toronto
Shares)	24,355	—	—	—	—	33,964
Premier Gold Mines Ltd.	32,001	—	—	—	—	28,736
Roxgold Inc.	34,541	—	—	—	—	27,078
SEMAFO Inc.	82,882	1,297	20,723	—	—	39,805
Vanguard Market Liquidity	163,010	NA3	NA3	153	—	131,383
Fund
Total	655,482			828	—	475,720

1 Includes net realized gain (loss) on affiliated investment securities sold of ($36,082,000).
2 Not applicable—at April 30, 2017, the security was still held, but the issuer was no longer an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Health Care Fund

Schedule of Investments (unaudited)
As of April 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (96.8%)
United States (74.8%)
Biotechnology (14.5%)
*,1 Vertex Pharmaceuticals Inc.	12,562,473	1,486,141
* Regeneron Pharmaceuticals Inc.	3,635,985	1,412,544
* Incyte Corp.	9,395,098	1,167,623
* Biogen Inc.	3,784,603	1,026,422
*,1 Alkermes plc	8,694,176	506,436

*,^,1 Alnylam Pharmaceuticals Inc.	8,549,357	458,245

*,^,1 Agios Pharmaceuticals Inc.	3,874,924	192,622
* TESARO Inc.	1,013,035	149,514

*,^,1 Prothena Corp. plc	2,150,294	116,395
*,^ Ionis Pharmaceuticals Inc.	2,397,300	115,526
* Ironwood Pharmaceuticals Inc. Class A	4,586,087	74,845
		6,706,313
Food & Staples Retailing (1.5%)
Walgreens Boots Alliance Inc.	8,048,160	696,488

Health Care Equipment & Supplies (9.7%)
Medtronic plc	18,333,119	1,523,299
* Boston Scientific Corp.	42,272,393	1,115,146
Abbott Laboratories	17,608,199	768,422
Becton Dickinson and Co.	1,522,573	284,675
Stryker Corp.	1,654,500	225,624
Baxter International Inc.	2,918,040	162,476
* Hologic Inc.	3,538,200	159,750
* Intuitive Surgical Inc.	175,969	147,087
Dentsply Sirona Inc.	1,453,190	91,900
		4,478,379
Health Care Providers & Services (18.8%)
UnitedHealth Group Inc.	14,598,155	2,552,925
Cigna Corp.	7,500,331	1,172,827
McKesson Corp.	8,002,819	1,106,710
* HCA Holdings Inc.	11,098,178	934,578
Aetna Inc.	5,230,989	706,550
Cardinal Health Inc.	7,522,531	546,061
Universal Health Services Inc. Class B	4,225,410	510,260
Anthem Inc.	2,578,433	458,677
* Envision Healthcare Corp.	4,942,595	276,934
* WellCare Health Plans Inc.	1,061,400	162,829
*,^ Acadia Healthcare Co. Inc.	3,698,655	161,187
* Centene Corp.	668,300	49,722
Humana Inc.	215,600	47,859
* LifePoint Health Inc.	341,100	21,199
* Community Health Systems Inc. CVR	18,834,700	136
		8,708,454

	Health Care Technology (2.8%)
*	Cerner Corp.	14,511,817	939,640

	*,^,1 athenahealth Inc.	2,474,965	242,571
	*,1 Allscripts Healthcare Solutions Inc.	11,198,893	134,051
			1,316,262
	Life Sciences Tools & Services (3.2%)
	Thermo Fisher Scientific Inc.	3,596,300	594,576
*	Illumina Inc.	2,741,779	506,845
*	Quintiles IMS Holdings Inc.	1,932,497	162,871
	Agilent Technologies Inc.	1,667,550	91,799
*	Patheon NV	2,664,095	71,691
*	PAREXEL International Corp.	1,108,785	70,774
			1,498,556
	Pharmaceuticals (24.3%)
	Bristol-Myers Squibb Co.	52,795,017	2,959,161
	Allergan plc	11,459,734	2,794,571
	Eli Lilly & Co.	27,751,470	2,277,285
	Merck & Co. Inc.	30,291,144	1,888,047
	*,1 Mylan NV	29,295,842	1,094,200

	*,^,1 Medicines Co.	5,564,220	274,427
			11,287,691
	Total United States		34,692,143
	International (22.0%)
	Belgium (1.9%)
	*,1 UCB SA	11,342,503	885,272

	China (0.1%)
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	12,003,500	45,253
	Sino Biopharmaceutical Ltd.	31,970,000	26,272
			71,525
	Denmark (0.8%)
*	Genmab A/S	1,085,043	215,896
	H Lundbeck A/S	2,748,583	140,989
			356,885
	Israel (1.0%)
	Teva Pharmaceutical Industries Ltd. ADR	14,318,700	452,184

	Japan (8.4%)
1	Eisai Co. Ltd.	15,038,875	790,738
	Shionogi & Co. Ltd.	14,932,054	768,969
	Chugai Pharmaceutical Co. Ltd.	16,188,700	575,251
	Takeda Pharmaceutical Co. Ltd.	10,581,700	507,642
	Astellas Pharma Inc.	34,367,700	453,211
	Ono Pharmaceutical Co. Ltd.	18,388,760	379,300
	Olympus Corp.	5,944,700	229,215
	Kyowa Hakko Kirin Co. Ltd.	6,291,000	108,086
	Nippon Shinyaku Co. Ltd.	1,318,400	70,111
			3,882,523

Other (0.3%)
* Actelion Ltd. (Acceptance Line)			478,519	135,500

South Africa (0.1%)
Aspen Pharmacare Holdings Ltd.			1,140,383	23,653

South Korea (0.0%)
* Samsung Biologics Co. Ltd.			138,119	21,214

Switzerland (4.1%)
Novartis AG			13,001,970	1,000,958
Roche Holding AG			2,994,934	783,668
Roche Holding AG (Bearer)			376,066	98,521
				1,883,147
United Kingdom (5.3%)
AstraZeneca plc			34,360,301	2,057,823
Hikma Pharmaceuticals plc			7,155,385	179,538
Smith & Nephew plc			8,976,157	147,471
*,2 ConvaTec Group plc			24,777,993	98,527
				2,483,359
Total International				10,195,262
Total Common Stocks (Cost $27,975,100)				44,887,405

	Coupon
Temporary Cash Investments (2.7%)
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund	1.034%		1,490,715	149,101

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.3%)
Bank of America Securities, LLC
(Dated 4/28/17, Repurchase Value
$49,703,000, collateralized by Government
National Mortgage Assn. 4.000%, 10/20/46,
with a value of $50,694,000)	0.790%	5/1/17	49,700	49,700
Bank of Nova Scotia
(Dated 4/28/17, Repurchase Value
$170,311,000, collateralized by U.S.
Treasury Note/Bond 1.250%-
2.250%,12/31/21-5/15/26, with a value of
$173,718,000)	0.800%	5/1/17	170,300	170,300
Barclays Capital Inc.
(Dated 4/28/17, Repurchase Value
$174,212,000, collateralized by U.S.
Treasury Note/Bond 0.625%-8.500%,
7/31/17-11/15/27, with a value of
$177,684,000)	0.800%	5/1/17	174,200	174,200

BNP Paribas Securities Corp.
(Dated 4/28/17, Repurchase Value
$65,005,000, collateralized by Federal
Home Loan Mortgage Corp. 2.839%-
4.000%, 11/1/23-4/1/47, Federal National
Mortgage Assn. 2.828%-5.125%, 1/1/32-
4/1/47, Government National Mortgage
Assn. 2.000%-4.000%, 10/20/22-7/20/46,
and U.S. Treasury Note/Bond 1.125%-
3.000%, 2/28/21-5/15/42, with a value of
$66,300,000)	0.840%	5/1/17	65,000	65,000
HSBC Bank USA
(Dated 4/28/17, Repurchase Value
$85,006,000, collateralized by Federal
National Mortgage Assn. 2.500%-6.000%,
12/1/22-12/1/42, with a value of
$86,705,000)	0.790%	5/1/17	85,000	85,000
RBC Capital Markets LLC
(Dated 4/28/17, Repurchase Value
$10,001,000, collateralized by Federal
Home Loan Mortgage Corp. 2.517%,
4/1/43, Federal National Mortgage Assn.
3.152%-4.000%, 1/1/27-5/1/47,
Government National Mortgage Assn.
2.125%-4.500%, 7/20/41-1/20/47, with a
value of $10,200,000)	0.800%	5/1/17	10,000	10,000
Wells Fargo & Co.
(Dated 4/28/17, Repurchase Value
$51,103,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%,
2/1/47-3/1/47, and Federal National
Mortgage Assn. 3.000%-3.500%, 10/1/31-
3/1/47, with a value of $52,122,000)	0.830%	5/1/17	51,100	51,100
				605,300
Commercial Paper (1.1%)
5 Apple Inc.	0.731%	5/4/17	125,000	124,982
GE Capital Treasury Services US LLC	0.822%	5/10/17	75,000	74,980
GE Capital Treasury Services US LLC	0.873%	6/7/17	75,000	74,918
5 John Deere Capital Corp.	0.851%	5/23/17	145,500	145,407
5 Microsoft Corp.	0.781%	5/2/17	100,000	99,991
				520,278
Total Temporary Cash Investments (Cost $1,274,717)				1,274,679
Total Investments (99.5%) (Cost $29,249,817)				46,162,084
Other Assets and Liabilities-Net (0.5%)4				217,874
Net Assets (100%)				46,379,958
* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $139,765,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the value of this security represented 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $149,166,000 of collateral received for securities on loan, of which $84,000 is held in cash.

5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April 30,
2017, the aggregate value of these securities was $370,380,000, representing 0.8% of net assets.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Health Care Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	34,692,143	—	—
Common Stocks—International	452,184	9,743,078	—
Temporary Cash Investments	149,101	1,125,578	—
Total	35,293,428	10,868,656	—

E. At April 30, 2017, the cost of investment securities for tax purposes was $29,318,822,000. Net unrealized appreciation of investment securities for tax purposes was $16,843,262,000, consisting of unrealized gains of $18,236,002,000 on securities that had risen in value since their purchase and $1,392,740,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2017		from		Capital Gain	April 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Agios Pharmaceuticals Inc.
	154,118	14,517	—	—	—	192,622
Alkermes plc	470,442	—	—	—	—	506,436
Allscripts Healthcare
Solutions Inc.	131,139	—	—	—	—	134,051
Alnylam Pharmaceuticals
Inc.	341,889	—	—	—	—	458,245
athenahealth Inc.	289,067	17,992	—	—	—	242,571
Eisai Co. Ltd.	828,954	—	—	—	—	790,738
Incyte Corp.	1,249,252	17,338	138,563	—	—	NA2
Medicines Co.	200,590	—	—	—	—	274,427
Mylan NV	1,144,717	—	34,017	—	—	1,094,200
Prothena Corp. plc	105,278	—	—	—	—	116,395
UCB SA	783,433	—	—	—	—	885,272
Vanguard Market Liquidity
Fund	88,012	NA3	NA3	—	—	149,101
Vertex Pharmaceuticals Inc.	1,136,089	—	75,927	—	—	1,486,141
Total	6,922,980	49,847	248,507	—	—	6,330,199

Health Care Fund

1	Includes net realized gain (loss) on affiliated investment securities sold of $61,365,000.
2	Not applicable—at April 30, 2017, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Energy Fund

Schedule of Investments (unaudited)
As of April 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (96.7%)1
United States (65.5%)
Electric Utilities (1.1%)
	OGE Energy Corp.	3,145,178	109,389

Energy Equipment & Services (8.9%)
	Schlumberger Ltd.	4,417,006	320,630
	Baker Hughes Inc.	3,916,111	232,500
	Halliburton Co.	4,071,820	186,815
	Patterson-UTI Energy Inc.	5,960,708	129,020
	National Oilwell Varco Inc.	4,953	173
			869,138
Multi-Utilities (1.1%)
	Sempra Energy	949,538	107,317

Oil, Gas & Consumable Fuels (53.8%)
	Exxon Mobil Corp.	10,972,830	895,932
	Chevron Corp.	5,432,607	579,659
	Pioneer Natural Resources Co.	2,917,479	504,695
	EOG Resources Inc.	3,253,180	300,919
	Valero Energy Corp.	3,396,569	219,452
*	Diamondback Energy Inc.	2,104,988	210,162
	Occidental Petroleum Corp.	2,958,233	182,050
	Marathon Petroleum Corp.	3,571,503	181,932
	Phillips 66	2,167,811	172,471
*	Newfield Exploration Co.	4,684,130	162,165
	Cimarex Energy Co.	1,381,706	161,218
	Kinder Morgan Inc.	7,447,563	153,643
	EQT Corp.	2,640,162	153,499
*	Concho Resources Inc.	1,078,227	136,568
	Cabot Oil & Gas Corp.	5,817,974	135,210
	Anadarko Petroleum Corp.	2,353,611	134,203
	ConocoPhillips	2,672,682	128,048
*	Antero Resources Corp.	5,033,148	106,652
*	Energen Corp.	1,904,673	99,024
*	Callon Petroleum Co.	7,545,905	89,344
	Devon Energy Corp.	2,090,019	82,535
	Hess Corp.	1,484,341	72,480
*	QEP Resources Inc.	5,541,610	65,446
	Noble Energy Inc.	1,909,747	61,742
*	Rice Energy Inc.	2,439,857	51,945
	Targa Resources Corp.	778,890	42,940
*	Parsley Energy Inc. Class A	1,343,951	40,036
*	Centennial Resource Development Inc. Class A	2,014,206	33,214
*	Cheniere Energy Inc.	601,590	27,282
	Marathon Oil Corp.	1,641,390	24,408
*	Extraction Oil & Gas Inc.	1,116,932	17,480
*,^ Resolute Energy Corp.		462,752	17,330
*	Continental Resources Inc.	248,119	10,523
	Williams Cos. Inc.	51,034	1,563

Apache Corp.	16,349	795
		5,256,565
Other (0.6%)
2 Vanguard Energy ETF	578,000	53,945

Total United States		6,396,354
International (31.2%)
Argentina (0.2%)
YPF SA ADR	537,511	13,884

Australia (0.5%)
Oil Search Ltd.	8,013,631	43,241
* Santos Ltd.	981,162	2,547
Woodside Petroleum Ltd.	21,903	528
		46,316
Austria (0.0%)
OMV AG	71,410	3,289

Brazil (0.7%)
* Petroleo Brasileiro SA ADR	7,196,313	64,839
* Petroleo Brasileiro SA	882,832	3,994
* Petroleo Brasileiro SA Preference Shares	740,600	3,259
		72,092
Canada (6.9%)
Suncor Energy Inc. (New York Shares)	4,623,590	144,996
TransCanada Corp. (New York Shares)	2,689,798	124,914
* Seven Generations Energy Ltd. Class A	4,910,197	86,941
Canadian Natural Resources Ltd. (New York Shares)	2,432,944	77,538
Encana Corp. (New York Shares)	5,788,770	61,940
^ Crescent Point Energy Corp.	3,773,793	37,349
^ ARC Resources Ltd.	2,757,950	36,206
Cenovus Energy Inc. (New York Shares)	2,864,096	28,584
Keyera Corp.	1,010,920	27,979
^ PrairieSky Royalty Ltd. (Toronto Shares)	605,648	13,199
Enbridge Inc.	190,205	7,884
Suncor Energy Inc.	177,925	5,576
TransCanada Corp.	82,088	3,811
Encana Corp.	318,582	3,410
Canadian Natural Resources Ltd.	99,521	3,170
* Husky Energy Inc.	214,141	2,472
PrairieSky Royalty Ltd.	93,253	2,047
		668,016
China (0.5%)
PetroChina Co. Ltd. ADR	462,414	32,484
China Petroleum & Chemical Corp.	6,223,600	5,054
PetroChina Co. Ltd.	3,414,000	2,399
China Longyuan Power Group Corp. Ltd.	2,982,000	2,293
Kunlun Energy Co. Ltd.	2,504,000	2,260
Huaneng Renewables Corp. Ltd.	6,332,000	2,210
CNOOC Ltd.	709,717	828
		47,528

Colombia (0.0%)
* Ecopetrol SA ADR	248,726	2,273

Denmark (0.1%)
* Vestas Wind Systems A/S	57,546	4,952

Finland (0.0%)
* Neste Oyj	71,139	2,899

France (3.8%)
^ TOTAL SA ADR	6,842,821	350,147
TOTAL SA	360,583	18,510
		368,657
Germany (0.8%)
*,3 Innogy SE	2,056,094	75,606

Greece (0.0%)
Motor Oil Hellas Corinth Refineries SA	129,143	2,191

Hungary (0.0%)
MOL Hungarian Oil & Gas plc	35,577	2,676

India (2.6%)
* Reliance Industries Ltd.	6,312,384	136,800
Power Grid Corp. of India Ltd.	31,245,005	100,952
Indian Oil Corp. Ltd.	483,430	3,309
Oil & Natural Gas Corp. Ltd.	1,130,009	3,274
Bharat Petroleum Corp. Ltd.	285,175	3,189
Hindustan Petroleum Corp. Ltd.	302,707	2,523
GAIL India Ltd.	357,359	2,353
* Mangalore Refinery & Petrochemicals Ltd.	1,092,433	2,267
Cairn India Ltd.	63,882	266
		254,933
Israel (0.0%)
Oil Refineries Ltd.	5,108,589	2,028

Italy (2.3%)
^ Eni SPA ADR	4,829,306	149,612
Tenaris SA ADR	2,120,591	66,226
Eni SPA	231,169	3,586
* Saipem SPA	5,205,187	2,240
		221,664
Japan (0.9%)
Inpex Corp.	8,274,860	79,293
JXTG Holdings Inc.	892,200	4,026
Idemitsu Kosan Co. Ltd.	76,600	2,449
Cosmo Energy Holdings Co. Ltd.	133,100	2,108
Japan Petroleum Exploration Co. Ltd.	30,000	656
Showa Shell Sekiyu KK	27,300	264
		88,796
Norway (0.0%)
* Subsea 7 SA	136,981	2,257
Statoil ASA	27,169	448
		2,705

Poland (0.1%)
Polski Koncern Naftowy ORLEN SA	118,039	3,528
* Grupa Lotos SA	147,650	2,300
		5,828
Portugal (1.8%)
Galp Energia SGPS SA	11,471,407	178,277

Russia (3.0%)
Rosneft Oil Co. PJSC GDR	27,811,185	153,874
Lukoil PJSC ADR	2,562,548	127,196
Gazprom PJSC ADR	949,310	4,507
AK Transneft OAO Preference Shares	833	2,820
Tatneft PJSC ADR	61,525	2,408
Gazprom PJSC	489,734	1,177
Tatneft PAO	155,950	1,033
Lukoil PJSC	16,448	815
Rosneft Oil Co. PJSC	78,110	435
		294,265
South Korea (0.1%)
SK Innovation Co. Ltd.	22,895	3,435
GS Holdings Corp.	48,205	2,509
S-Oil Corp.	28,369	2,482
Doosan Heavy Industries & Construction Co. Ltd.	96,934	1,978
		10,404
Spain (0.3%)
Iberdrola SA	3,698,884	26,590
* Repsol SA	290,111	4,579
		31,169
Taiwan (0.0%)
Formosa Petrochemical Corp.	797,000	2,786

Thailand (0.1%)
* PTT Exploration and Production PCL (Local)	961,000	2,697
PTT PCL (Foreign)	220,000	2,470
* PTT PCL	166,300	1,867
Thai Oil PCL (Foreign)	217,200	489
		7,523
Turkey (0.1%)
* Tupras Turkiye Petrol Rafinerileri AS	105,445	2,656
* KOC Holding AS	512,846	2,410
		5,066
United Kingdom (6.4%)
^ Royal Dutch Shell plc ADR	7,035,394	367,177
BP plc ADR	6,181,009	212,132
BP plc	2,452,766	14,041
Royal Dutch Shell plc Class B	527,025	14,023
Royal Dutch Shell plc Class A (London Shares)	348,089	9,039
Royal Dutch Shell plc Class A (Amsterdam Shares)	247,382	6,451
* TechnipFMC plc	127,206	3,824
Petrofac Ltd.	214,225	2,258
		628,945
Total International		3,044,768
Total Common Stocks (Cost $6,710,175)		9,441,122

		Coupon
Temporary Cash Investments (4.2%)1
Money Market Fund (1.1%)
4,5 Vanguard Market Liquidity Fund		1.034%		1,021,188	102,139

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (2.3%)
	Societe Generale
	(Dated 4/28/17, Repurchase Value
	$72,905,000, collateralized by Federal
	National Mortgage Assn. 3.500%-4.000%,
	10/1/27-5/1/42, Government National
	Mortgage Assn. 3.500%, 3/20/46, U.S.
	Treasury Bill 0.000%, 10/12/17, and U.S.
	Treasury Note/Bond 3.125%-4.000%,
	8/15/18-11/15/41, with a value of
	$74,358,000)	0.820%	5/1/17	72,900	72,900
	RBS Securities, Inc.
	(Dated 4/28/17, Repurchase Value
	$152,310,000, collateralized by U.S.
	Treasury Note/Bond 1.000%-2.250%,
	11/30/17-2/15/18, with a value of
	$155,346,000)	0.780%	5/1/17	152,300	152,300
					225,200
U.S. Government and Agency Obligations (0.8%)
6	Federal Home Loan Bank Discount Notes	0.771%	5/31/17	75,000	74,953
7	United States Treasury Bill	0.491%–0.501%	5/4/17	5,300	5,300
	United States Treasury Bill	0.731%	5/11/17	100	100
7	United States Treasury Bill	0.621%	6/1/17	100	100
7	United States Treasury Bill	0.592%	7/13/17	2,000	1,997
					82,450
Total Temporary Cash Investments (Cost $409,781)					409,789
Total Investments (100.9%) (Cost $7,119,956)					9,850,911
Other Assets and Liabilities-Net (-0.9%)5					(84,398)
Net Assets (100%)					9,766,513
*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $57,740,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.1% and 3.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the value of this security represented 0.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $60,767,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $2,359,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Energy Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Energy Fund

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	6,396,354	—	—
Common Stocks—International	1,931,998	1,110,457	2,313
Temporary Cash Investments	102,139	307,650	—
Futures Contracts—Liabilities[1]	(131)	—	—
Total	8,430,360	1,418,107	2,313
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	331	39,397	496

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At April 30, 2017, the cost of investment securities for tax purposes was $7,129,847,000. Net unrealized appreciation of investment securities for tax purposes was $2,721,064,000, consisting of

Energy Fund

unrealized gains of $2,954,595,000 on securities that had risen in value since their purchase and $233,531,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments (unaudited)
As of April 30, 2017

			Market
			Value
		Shares	($000)
Equity Real Estate Investment Trusts (REITs) (99.9%)1
Diversified REITs (7.7%)
2	VEREIT Inc.	74,065,530	619,929
2	Colony NorthStar Inc. Class A	40,000,119	522,802
2	WP Carey Inc.	7,676,474	480,547
2	Liberty Property Trust	11,176,093	453,414
	Forest City Realty Trust Inc. Class A	18,365,716	415,065
2	Spirit Realty Capital Inc.	36,781,552	346,482
2	Gramercy Property Trust	11,378,232	316,201
2	STORE Capital Corp.	12,823,923	307,646
	Empire State Realty Trust Inc.	10,340,878	215,090
2	PS Business Parks Inc.	1,547,212	188,048
2	Washington REIT	5,673,668	179,685
2	Lexington Realty Trust	16,231,520	165,075
2	Select Income REIT	5,103,177	127,886
2	American Assets Trust Inc.	2,604,744	111,561
2	Global Net Lease Inc.	4,319,638	102,073
*,2 iStar Inc.		5,421,883	66,310
^,2 Investors Real Estate Trust		9,254,210	54,692
2	First Potomac Realty Trust	4,436,107	48,797
2	Gladstone Commercial Corp.	1,806,532	40,286
2	Armada Hoffler Properties Inc.	2,777,372	39,605
2	One Liberty Properties Inc.	1,011,550	24,560
2	RAIT Financial Trust	7,012,098	21,527
2	Winthrop Realty Trust	1,892,511	15,172
			4,862,453
Health Care REITs (12.6%)
2	Welltower Inc.	27,562,968	1,969,098
2	Ventas Inc.	26,922,648	1,723,319
2	HCP Inc.	35,549,971	1,114,492
^,2 Omega Healthcare Investors Inc.		14,836,548	489,606
2	Senior Housing Properties Trust	18,068,472	388,833
2	Medical Properties Trust Inc.	27,196,213	355,454
2	Healthcare Trust of America Inc. Class A	10,780,284	343,783
2	Healthcare Realty Trust Inc.	8,814,106	289,103
2	Physicians Realty Trust	11,433,242	224,549
2	National Health Investors Inc.	3,030,968	221,776
2	Care Capital Properties Inc.	6,386,363	171,602
2	LTC Properties Inc.	2,902,278	138,845
2	Sabra Health Care REIT Inc.	4,964,765	134,992
*,2 Quality Care Properties Inc.		7,120,748	123,545
2	CareTrust REIT Inc.	4,899,170	83,384
2	Universal Health Realty Income Trust	982,626	68,538
2	New Senior Investment Group Inc.	5,935,293	61,846
			7,902,765
Hotel & Resort REITs (6.3%)
2	Host Hotels & Resorts Inc.	56,251,318	1,009,711
2	Hospitality Properties Trust	12,494,815	397,710
2	Apple Hospitality REIT Inc.	16,140,258	302,307
	Park Hotels & Resorts Inc.	9,793,234	251,392

2	LaSalle Hotel Properties	8,601,857	245,669
2	Sunstone Hotel Investors Inc.	16,468,373	245,214
2	Ryman Hospitality Properties Inc.	3,492,651	222,761
2	RLJ Lodging Trust	9,454,515	203,178
2	DiamondRock Hospitality Co.	15,236,668	167,756
^,2 Pebblebrook Hotel Trust		5,481,896	163,141
2	Xenia Hotels & Resorts Inc.	8,131,873	141,983
^,2 MGM Growth Properties LLC Class A		4,376,045	125,242
2	Summit Hotel Properties Inc.	6,647,665	109,886
2	Chesapeake Lodging Trust	4,573,494	106,608
2	FelCor Lodging Trust Inc.	9,960,106	77,191
2	Hersha Hospitality Trust Class A	3,182,957	58,694
2	Chatham Lodging Trust	2,918,308	56,498
2	Ashford Hospitality Trust Inc.	7,316,538	45,728
2	Ashford Hospitality Prime Inc.	1,937,077	20,514
			3,951,183
Industrial REITs (6.7%)
2	Prologis Inc.	40,190,016	2,186,739
2	Duke Realty Corp.	26,967,062	747,796
2	DCT Industrial Trust Inc.	6,912,834	349,513
2	First Industrial Realty Trust Inc.	8,893,155	250,253
2	EastGroup Properties Inc.	2,503,015	195,861
2	STAG Industrial Inc.	5,751,618	151,613
2	Rexford Industrial Realty Inc.	5,024,493	125,311
2	Terreno Realty Corp.	3,533,015	109,099
2	Monmouth Real Estate Investment Corp.	4,791,318	71,870
			4,188,055
Office REITs (13.2%)
2	Boston Properties Inc.	11,691,304	1,480,119
2	Vornado Realty Trust	12,932,237	1,244,598
2	SL Green Realty Corp.	7,703,702	808,349
2	Alexandria Real Estate Equities Inc.	6,037,777	679,310
2	Kilroy Realty Corp.	7,015,509	494,804
2	Douglas Emmett Inc.	10,944,950	412,296
2	Hudson Pacific Properties Inc.	11,761,172	404,114
2	Highwoods Properties Inc.	7,621,849	387,800
*,2 Equity Commonwealth		9,071,104	290,185
2	Cousins Properties Inc.	31,845,837	270,371
2	Piedmont Office Realty Trust Inc. Class A	11,047,091	241,379
2	Corporate Office Properties Trust	7,207,896	235,987
2	Brandywine Realty Trust	13,321,781	226,071
2	Paramount Group Inc.	13,454,839	220,659
2	Columbia Property Trust Inc.	8,922,654	200,760
2	Mack-Cali Realty Corp.	6,482,245	175,345
2	New York REIT Inc.	12,621,816	120,412
^,2 Government Properties Income Trust		5,415,245	115,453
2	Franklin Street Properties Corp.	7,751,466	94,025
2	Parkway Inc.	3,366,608	67,837
2	Tier REIT Inc.	3,637,147	62,959
2	Easterly Government Properties Inc.	2,691,190	54,147
2	NorthStar Realty Europe Corp.	4,263,315	49,582
			8,336,562
Residential REITs (16.3%)
2	AvalonBay Communities Inc.	10,440,785	1,982,079
2	Equity Residential	27,801,036	1,795,391
2	Essex Property Trust Inc.	4,981,234	1,217,762

2	Mid-America Apartment Communities Inc.	8,631,969	856,378
2	UDR Inc.	20,318,704	758,700
2	Camden Property Trust	6,651,029	547,579
2	Apartment Investment & Management Co. Class A	11,928,042	521,733
2	Equity LifeStyle Properties Inc.	6,161,448	498,523
2	American Campus Communities Inc.	10,043,489	475,961
2	Sun Communities Inc.	5,274,725	441,020
2	American Homes 4 Rent Class A	17,559,113	404,737
2	Colony Starwood Homes	7,637,716	264,036
^,2 Education Realty Trust Inc.		5,556,292	215,417
2	Monogram Residential Trust Inc.	12,061,561	122,787
2	Silver Bay Realty Trust Corp.	2,556,818	54,793
2	Independence Realty Trust Inc.	5,258,713	48,380
2	NexPoint Residential Trust Inc.	1,281,767	30,775
	Invitation Homes Inc.	162,783	3,508
			10,239,559
Retail REITs (19.8%)
2	Simon Property Group Inc.	23,890,583	3,948,158
^,2 Realty Income Corp.		19,661,094	1,147,225
	GGP Inc.	43,773,743	945,951
2	Regency Centers Corp.	11,619,288	734,107
2	Federal Realty Investment Trust	5,197,907	680,354
2	Kimco Realty Corp.	31,704,319	643,281
2	Macerich Co.	9,288,191	579,862
2	National Retail Properties Inc.	11,185,865	472,267
2	Brixmor Property Group Inc.	22,717,625	448,673
2	Weingarten Realty Investors	9,253,995	303,253
2	Taubman Centers Inc.	4,596,621	287,519
2	DDR Corp.	23,680,466	255,986
2	Retail Properties of America Inc.	18,057,609	240,888
2	Tanger Factory Outlet Centers Inc.	7,307,333	227,916
2	Urban Edge Properties	7,586,854	193,465
2	Acadia Realty Trust	6,151,129	178,875
2	Retail Opportunity Investments Corp.	7,785,021	160,371
2	Kite Realty Group Trust	6,356,057	129,409
2	Washington Prime Group Inc.	14,110,540	124,173
2	CBL & Associates Properties Inc.	12,997,249	120,224
2	Agree Realty Corp.	1,990,977	96,523
2	Ramco-Gershenson Properties Trust	6,030,620	80,388
	Alexander's Inc.	174,846	76,025
2	Pennsylvania REIT	5,290,262	73,270
^,2 Seritage Growth Properties Class A		1,716,133	71,219
	Saul Centers Inc.	976,688	58,650
2	Getty Realty Corp.	2,065,443	52,875
	Urstadt Biddle Properties Inc. Class A	2,170,647	42,675
2	Cedar Realty Trust Inc.	6,489,295	34,912
2	Whitestone REIT	2,225,212	27,904
	Urstadt Biddle Properties Inc.	58,856	986
			12,437,384
Specialized REITs (17.3%)
2	Equinix Inc.	5,828,163	2,434,424
2	Public Storage	11,208,525	2,346,841
2	Digital Realty Trust Inc.	12,083,779	1,387,701
2	Extra Space Storage Inc.	9,564,924	722,439
2	Iron Mountain Inc.	19,028,207	661,420
2	Gaming and Leisure Properties Inc.	14,288,615	497,244

2	EPR Properties			4,839,825	351,904
2	CubeSmart			13,694,250	347,012
2	CyrusOne Inc.			5,717,950	312,429
2	GEO Group Inc.			9,243,216	307,984
2	CoreCivic Inc.			8,939,176	307,955
2	DuPont Fabros Technology Inc.			5,748,585	296,339
2	Life Storage Inc.			3,529,109	276,647
2	CoreSite Realty Corp.			2,578,253	252,282
2	QTS Realty Trust Inc. Class A			3,629,226	193,946
2	Four Corners Property Trust Inc.			4,330,891	101,040
2	National Storage Affiliates Trust			3,227,442	79,072
					10,876,679
Total Equity Real Estate Investment Trusts (REITs) (Cost $55,211,422)					62,794,640
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund		1.034%		1,935,879	193,627

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.646%	5/18/17	1,300	1,299
	United States Treasury Bill	0.577%	5/25/17	3,000	2,999
					4,298
Total Temporary Cash Investments (Cost $197,915)					197,925
Total Investments (100.2%) (Cost $55,409,337)					62,992,565
Other Assets and Liabilities-Net (-0.2%)4					(114,290)
Net Assets (100%)					62,878,275

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $129,572,000.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $136,352,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

REIT Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Equity Real Estate Investment Trusts	62,779,468	—	15,172
Temporary Cash Investments	193,627	4,298	—
Swap Contracts—Liabilities	—	(1,199)	—
Total	62,973,095	3,099	15,172

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

REIT Index Fund

At April 30, 2017, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Brixmor Property Group Inc.	5/26/17	GSCM	8,455	(0.982%)	(160)
Federal Realty Investment Trust	5/26/17	GSCM	34,622	(0.982%)	(590)
Kimco Realty Corp.	5/26/17	GSCM	12,609	(0.982%)	(232)
Retail Opportunity Investments Corp.	5/26/17	GSCM	11,135	(0.982%)	(217)
					(1,199)
GSCM—Goldman Sachs Capital Management.

D. At April 30, 2017, the cost of investment securities for tax purposes was $55,409,337,000. Net unrealized appreciation of investment securities for tax purposes was $7,583,228,000, consisting of unrealized gains of $9,218,335,000 on securities that had risen in value since their purchase and $1,635,107,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds			April 30,
	2017		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Acadia Realty Trust	196,914	5,941	6,849	1,082	519	178,875

Agree Realty Corp.	93,077	2,965	2,633	802	-	96,523
Alexandria Real Estate Equities
Inc.	661,333	32,114	23,491	2,793	1,219	679,310

American Assets Trust Inc.	111,900	3,362	3,406	558	10	111,561
American Campus Communities
Inc.	485,474	17,852	14,633	1,552	925	475,961

American Homes 4 Rent Class A	364,865	41,099	14,128	431	21	404,737
Apartment Investment &
Management Co. Class A	526,976	16,936	18,149	1,186	3,139	521,733

Apple Hospitality REIT Inc.	254,259	76,577	8,629	5,068	266	302,307

Armada Hoffler Properties Inc.	35,538	3,690	915	530	-	39,605

Ashford Hospitality Prime Inc.	23,972	4,604	2,510	207	103	20,514

Ashford Hospitality Trust Inc.	56,353	1,181	1,731	-	-	45,728

REIT Index Fund

AvalonBay Communities Inc.	1,821,329	64,983	77,964	10,535	4,303	1,982,079
Boston Properties Inc.	1,539,727	54,044	63,683	8,054	721	1,480,119
Brandywine Realty Trust	215,857	6,827	8,206	912	902	226,071
Brixmor Property Group Inc.	561,990	16,470	29,330	5,866	-	448,673
Camden Property Trust	559,077	17,617	20,772	1,895	3,097	547,579
Care Capital Properties Inc.	158,877	5,017	6,167	3,584	64	171,602
CareTrust REIT Inc.	71,948	4,722	2,335	774	-	83,384
CBL & Associates Properties Inc.	134,770	7,149	1,535	3,449	-	120,224
Cedar Realty Trust Inc.	38,029	1,829	808	73	-	34,912
Chatham Lodging Trust	59,483	1,376	2,052	912	19	56,498
Chesapeake Lodging Trust	117,765	3,357	3,918	1,702	3	106,608
Colony NorthStar Inc. Class A	559,904	17,332	19,974	9,614	-	522,802
Colony Starwood Homes	NA1	93,752	8,340	1,537	4	264,036
Columbia Property Trust Inc.	199,767	6,429	7,578	638	-	200,760
CoreCivic Inc.	250,483	19,148	8,548	3,767	-	307,955
CoreSite Realty Corp.	223,642	7,175	8,834	2,065	-	252,282
Corporate Office Properties Trust	230,818	7,420	9,010	997	451	235,987
Cousins Properties Inc.	217,444	61,242	7,475	1,279	148	270,371
CubeSmart	344,856	11,303	12,126	3,625	85	347,012
CyrusOne Inc.	NA1	99,208	10,663	570	-	312,429
DCT Industrial Trust Inc.	308,386	10,334	9,791	1,890	174	349,513
DDR Corp.	361,296	10,206	11,449	1,482	222	255,986
DiamondRock Hospitality Co.	173,307	5,433	6,909	1,734	-	167,756
Digital Realty Trust Inc.	1,312,413	43,917	55,417	11,002	317	1,387,701
Douglas Emmett Inc.	415,539	13,496	14,877	714	8	412,296
Duke Realty Corp.	653,127	27,136	24,138	2,343	2,741	747,796
DuPont Fabros Technology Inc.	274,547	8,843	10,510	2,755	-	296,339
Easterly Government Properties
Inc.	53,384	4,431	4,861	564	-	54,147
EastGroup Properties Inc.	178,153	5,856	6,937	1,425	101	195,861
Education Realty Trust Inc.	224,847	7,009	8,427	1,483	1	215,417

REIT Index Fund

EPR Properties	360,230	11,288	13,466	4,252	176	351,904
Equinix Inc.	2,094,111	218,242	75,649	10,939	-	2,434,424
Equity Commonwealth	281,565	8,724	10,554	-	-	290,185
Equity LifeStyle Properties Inc.	458,547	15,167	18,491	2,874	-	498,523
Equity Residential	1,700,169	58,486	69,816	7,399	6,709	1,795,391
Essex Property Trust Inc.	1,124,304	39,078	46,540	7,444	1,280	1,217,762
Extra Space Storage Inc.	693,628	23,941	28,826	7,245	270	722,439
Federal Realty Investment Trust	767,656	24,914	62,048	5,106	34	680,354
FelCor Lodging Trust Inc.	74,919	3,919	2,195	-	-	77,191
First Industrial Realty Trust Inc.	231,273	7,317	8,742	1,565	285	250,253
First Potomac Realty Trust	45,915	1,071	1,541	186	29	48,797
Four Corners Property Trust Inc.	95,138	2,757	3,454	1,052	-	101,040
Franklin Street Properties Corp.	98,735	2,684	2,531	996	57	94,025
Gaming and Leisure Properties
Inc.	451,949	-	-	8,159	305	497,244
GEO Group Inc.	238,351	27,122	9,397	3,150	-	307,984
Getty Realty Corp.	53,660	1,259	1,637	369	208	52,875
Gladstone Commercial Corp.	35,673	865	1,075	682	-	40,286
Global Net Lease Inc.	100,412	3,175	3,110	1,974	16	102,073
Government Properties Income
Trust	105,148	3,003	3,929	1,300	136	115,453
Gramercy Property Trust	283,551	27,966	10,792	4,016	-	316,201
HCP Inc.	1,057,091	58,209	35,410	8,811	237	1,114,492
Healthcare Realty Trust Inc.	267,885	8,644	10,397	1,407	425	289,103
Healthcare Trust of America Inc.
Class A	306,954	17,007	9,939	2,280	-	343,783
Hersha Hospitality Trust Class A	65,320	1,499	3,083	835	-	58,694
Highwoods Properties Inc.	388,011	15,305	11,280	2,363	869	387,800
Hospitality Properties Trust	387,308	13,376	11,540	6,186	-	397,710
Host Hotels & Resorts Inc.	1,026,815	33,822	44,105	7,595	3,664	1,009,711
Hudson Pacific Properties Inc.	396,078	32,037	11,662	2,153	121	404,114
Independence Realty Trust Inc.	46,445	3,239	1,156	936	-	48,380
Investors Real Estate Trust	59,808	1,477	1,616	163	268	54,692

REIT Index Fund

Iron Mountain Inc.	685,207	22,101	25,791	8,835	-	661,420
iStar Inc.	61,435	1,956	2,590	-	-	66,310
Kilroy Realty Corp.	528,491	16,472	19,754	1,685	700	494,804
Kimco Realty Corp.	800,160	30,223	40,267	2,811	4,506	643,281
Kite Realty Group Trust	153,379	4,131	4,637	1,506	-	129,409
LaSalle Hotel Properties	261,084	7,822	9,179	3,758	116	245,669
Lexington Realty Trust	175,028	5,414	6,319	1,984	-	165,075
Liberty Property Trust	431,139	13,800	15,907	2,924	1,129	453,414
Life Storage Inc.	284,634	11,995	8,847	3,475	-	276,647
LTC Properties Inc.	136,343	3,931	4,847	1,231	145	138,845
Macerich Co.	641,794	19,772	22,993	2,901	3,436	579,862
Mack-Cali Realty Corp.	182,681	5,688	6,668	544	31	175,345
Medical Properties Trust Inc.	295,035	63,156	9,232	4,309	225	355,454
MGM Growth Properties LLC
Class A	113,887	3,153	4,069	1,699	-	125,242
Mid-America Apartment
Communities Inc.	825,028	28,023	33,904	7,382	10	856,378
Monmouth Real Estate Investment
Corp.	68,492	3,494	2,005	344	16	71,870
Monogram Residential Trust Inc.	123,338	3,662	4,319	770	63	122,787
National Health Investors Inc.	221,854	9,078	6,497	2,268	445	221,776
National Retail Properties Inc.	490,928	15,616	18,844	4,164	43	472,267
National Storage Affiliates Trust	72,371	2,358	2,981	782	-	79,072
New Senior Investment Group Inc.	57,232	3,772	1,436	521	34	61,846
New York REIT Inc.	126,386	3,599	4,345	-	-	120,412
NexPoint Residential Trust Inc.	30,185	722	1,304	242	10	30,775
NorthStar Realty Europe Corp.	55,954	1,252	6,015	412	-	49,582
Omega Healthcare Investors Inc.	474,785	15,668	14,665	7,038	93	489,606
One Liberty Properties Inc.	23,230	786	564	256	184	24,560
Paramount Group Inc.	224,305	6,998	6,614	592	-	220,659
Parkway Inc.	71,947	2,294	2,481	340	-	67,837
Pebblebrook Hotel Trust	157,680	10,379	4,310	2,088	-	163,141
Pennsylvania REIT	95,545	2,455	3,028	50	-	73,270

REIT Index Fund

Physicians Realty Trust	191,090	26,942	5,985	1,624	-	224,549
Piedmont Office Realty Trust Inc.
Class A	241,417	7,566	9,017	1,121	536	241,379
Prologis Inc.	1,970,078	69,865	77,242	7,633	10,179	2,186,739
PS Business Parks Inc.	174,220	5,635	6,517	1,328	-	188,048
Public Storage	2,425,257	85,051	101,819	22,580	-	2,346,841
QTS Realty Trust Inc. Class A	184,034	5,874	6,970	1,367	-	193,946
Quality Care Properties Inc.	132,027	3,912	4,496	-	-	123,545
RAIT Financial Trust	24,668	551	902	-	-	21,527
Ramco-Gershenson Properties
Trust	98,801	2,557	3,141	1,122	126	80,388
Realty Income Corp.	1,180,027	40,225	47,711	9,574	-	1,147,225
Regency Centers Corp.	557,628	49,234	23,231	2,728	398	734,107
Retail Opportunity Investments
Corp.	176,709	5,546	17,586	1,050	62	160,371
Retail Properties of America Inc.	271,987	8,316	9,835	2,116	-	240,888
Rexford Industrial Realty Inc.	114,769	3,428	4,075	714	16	125,311
RLJ Lodging Trust	220,888	6,865	8,147	3,122	-	203,178
Ryman Hospitality Properties Inc.	215,012	6,789	8,077	2,685	111	222,761
Sabra Health Care REIT Inc.	126,889	3,930	4,834	953	47	134,992
Select Income REIT	128,330	3,878	4,587	1,888	388	127,886
Senior Housing Properties Trust	346,271	11,402	13,664	3,894	-	388,834
Seritage Growth Properties Class
A	70,018	-	-	429	-	71,219
Silver Bay Realty Trust Corp.	43,697	1,211	2,064	-	-	54,793
Simon Property Group Inc.	4,419,387	144,501	169,992	41,388	841	3,948,158
SL Green Realty Corp.	836,650	32,980	29,758	2,826	3,149	808,349
Spirit Realty Capital Inc.	386,215	12,183	11,170	4,175	96	346,482
STAG Industrial Inc.	126,455	11,308	3,931	1,264	-	151,613
STORE Capital Corp.	277,597	34,403	8,444	3,493	83	307,646
Summit Hotel Properties Inc.	106,021	2,882	3,640	728	-	109,886
Sun Communities Inc.	414,680	13,833	13,033	1,234	875	441,020
Sunstone Hotel Investors Inc.	244,027	7,626	9,163	650	174	245,214
Tanger Factory Outlet Centers Inc.	251,411	7,497	8,865	2,320	22	227,916

REIT Index Fund

Taubman Centers Inc.	327,490	9,720	11,369	2,494	218	287,519
Terreno Realty Corp.	96,103	2,709	2,769	648	26	109,099
Tier REIT Inc.	66,628	2,083	2,422	440	-	62,959
UDR Inc.	714,332	23,947	28,347	4,149	2,153	758,700
Universal Health Realty Income
Trust	61,745	1,480	2,200	511	90	68,538
Urban Edge Properties	212,935	6,435	6,956	1,680	-	193,465
Vanguard Market Liquidity Fund	149,286	NA2	NA2	69	-	193,627
Ventas Inc.	1,658,300	64,142	61,935	19,947	1,119	1,723,319
VEREIT Inc.	616,630	35,998	19,634	9,201	991	619,929
Vornado Realty Trust	1,382,302	46,436	53,347	-	-	1,244,598
Washington Prime Group Inc.	135,898	2,882	2,590	3,066	-	124,173
Washington REIT	177,272	6,654	5,349	1,062	51	179,685
Weingarten Realty Investors	331,196	10,007	11,220	2,732	837	303,253
Welltower Inc.	1,816,108	79,826	68,242	18,459	5,111	1,969,098
Whitestone REIT	30,721	973	721	346	93	27,904
Winthrop Realty Trust	15,172	-	-	-	-	15,172
WP Carey Inc.	476,167	15,181	15,715	7,044	40	480,547
Xenia Hotels & Resorts Inc.	148,670	4,679	4,003	2,241	-	141,983
	59,610,847			465,892	73,670	60,978,925
1 Not applicable--at April 30, 2017, the issuer was not an affiliated company of the fund.
2 Not applicable--purchases and sales are for temporary cash investment purposes.

Vanguard Dividend Growth Fund

Schedule of Investments (unaudited)
As of April 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)
Consumer Discretionary (14.2%)
NIKE Inc. Class B	20,993,092	1,163,227
TJX Cos. Inc.	11,227,301	882,915
McDonald's Corp.	4,981,087	697,004
Lowe's Cos. Inc.	7,815,981	663,420
VF Corp.	10,542,647	575,945
Walt Disney Co.	4,283,481	495,170
		4,477,681
Consumer Staples (18.2%)
Costco Wholesale Corp.	6,592,900	1,170,372
Coca-Cola Co.	18,473,866	797,147
Colgate-Palmolive Co.	10,724,600	772,600
PepsiCo Inc.	6,506,767	737,087
Diageo plc	23,041,989	670,689
Walgreens Boots Alliance Inc.	7,480,497	647,362
CVS Health Corp.	6,726,602	554,541
Procter & Gamble Co.	4,464,370	389,873
		5,739,671
Energy (3.8%)
Exxon Mobil Corp.	7,675,767	626,726
Schlumberger Ltd.	7,897,890	573,308
		1,200,034
Financials (10.7%)
Chubb Ltd.	6,337,421	869,811
Marsh & McLennan Cos. Inc.	9,660,670	716,146
PNC Financial Services Group Inc.	5,662,958	678,139
American Express Co.	7,944,073	629,568
BlackRock Inc.	1,233,004	474,176
		3,367,840
Health Care (15.9%)
Medtronic plc	9,699,002	805,890
UnitedHealth Group Inc.	4,216,158	737,322
Cardinal Health Inc.	9,722,001	705,720
Merck & Co. Inc.	10,794,687	672,833
Johnson & Johnson	5,101,079	629,830
McKesson Corp.	4,354,685	602,210
Amgen Inc.	3,115,732	508,861
Roche Holding AG	1,402,671	367,029
		5,029,695
Industrials (17.6%)
United Parcel Service Inc. Class B	8,225,526	883,915
Union Pacific Corp.	7,279,658	815,030
^ Canadian National Railway Co.	11,031,528	797,393
Lockheed Martin Corp.	2,824,935	761,179
Honeywell International Inc.	5,641,436	739,818
United Technologies Corp.	5,668,156	674,454
Northrop Grumman Corp.	1,998,698	491,600

General Dynamics Corp.			2,065,158	400,207
				5,563,596
Information Technology (11.2%)
Microsoft Corp.			17,201,025	1,177,582
Visa Inc. Class A			8,875,836	809,654
Automatic Data Processing Inc.			7,579,453	791,977
Accenture plc Class A			6,368,652	772,517
				3,551,730
Materials (3.7%)
Praxair Inc.			5,324,614	665,470
Ecolab Inc.			3,786,535	488,804
				1,154,274
Real Estate (3.7%)
Public Storage			3,158,865	661,403
American Tower Corporation			4,144,922	522,012
				1,183,415
Total Common Stocks (Cost $22,000,137)				31,267,936

	Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (0.0%)
1,2 Market Liquidity Fund	1.034%		19,325	1,933

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.0%)
RBS Securities, Inc.
(Dated 4/28/17, Repurchase Value
$189,712,000, collateralized by U.S.
Treasury Note/Bond, 0.875%, 5/15/17, with
a value of $193,494,000)	0.780%	5/1/17	189,700	189,700
Societe Generale
(Dated 4/28/17, Repurchase Value
$123,108,000, collateralized by Federal
National Mortgage Assn. 3.380%-4.000%,
1/1/27-5/1/42, and Government National
Mortgage Assn. 3.000%-3.500%, 3/20/46-
6/20/46, with a value of $125,562,000)	0.820%	5/1/17	123,100	123,100
				312,800
Total Temporary Cash Investments (Cost $314,733)				314,733
Total Investments (100.0%) (Cost $22,314,870)				31,582,669
Other Assets and Liabilities-Net (0.0%)2				3,491
Net Assets (100%)				31,586,160
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,807,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $1,900,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Dividend Growth Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,230,218	1,037,718	—

Dividend Growth Fund

Temporary Cash Investments	1,933	312,800	—
Common Stocks—Long Positions	—	—	—
Total	30,232,151	1,350,518	—

E. At April 30, 2017, the cost of investment securities for tax purposes was $22,314,870,000. Net unrealized appreciation of investment securities for tax purposes was $9,267,799,000, consisting of unrealized gains of $9,520,976,000 on securities that had risen in value since their purchase and $253,177,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of April 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Basic Materials (4.9%)
Ecolab Inc.	2,444,649	315,580
Air Products & Chemicals Inc.	1,823,487	256,200
PPG Industries Inc.	2,154,449	236,645
Nucor Corp.	2,672,049	163,877
Albemarle Corp.	943,290	102,734
International Flavors & Fragrances Inc.	662,422	91,805
Westlake Chemical Corp.	1,080,553	67,264
RPM International Inc.	1,119,212	58,826
NewMarket Corp.	99,332	46,755
Royal Gold Inc.	547,747	38,715
Sensient Technologies Corp.	371,560	30,393
HB Fuller Co.	421,847	22,286
Stepan Co.	188,019	15,944
Hawkins Inc.	88,997	4,548
		1,451,572
Consumer Goods (14.1%)
PepsiCo Inc.	10,561,450	1,196,401
NIKE Inc. Class B	11,105,363	615,348
Colgate-Palmolive Co.	7,398,304	532,974
Archer-Daniels-Midland Co.	4,785,625	218,942
Kellogg Co.	2,942,578	208,923
Stanley Black & Decker Inc.	1,278,717	174,097
Hormel Foods Corp.	4,431,671	155,463
Clorox Co.	1,074,765	143,685
JM Smucker Co.	975,665	123,636
Genuine Parts Co.	1,243,291	114,408
Church & Dwight Co. Inc.	2,133,741	105,684
Hasbro Inc.	1,041,583	103,231
McCormick & Co. Inc.	952,442	95,149
Bunge Ltd.	1,169,067	92,391
Brown-Forman Corp. Class B	1,807,767	85,544
Leggett & Platt Inc.	1,121,065	58,901
^ Polaris Industries Inc.	527,591	44,983
Columbia Sportswear Co.	581,921	32,948
Lancaster Colony Corp.	229,782	28,930
J&J Snack Foods Corp.	156,811	21,104
^ Tootsie Roll Industries Inc.	315,568	11,787
Andersons Inc.	235,990	8,814
		4,173,343
Consumer Services (16.0%)
Walgreens Boots Alliance Inc.	9,045,381	782,787
CVS Health Corp.	8,595,378	708,603
Costco Wholesale Corp.	3,680,807	653,417
Lowe's Cos. Inc.	7,289,325	618,718
TJX Cos. Inc.	5,462,888	429,601
Sysco Corp.	4,526,964	239,341
Kroger Co.	7,861,434	233,092
Ross Stores Inc.	3,302,712	214,676

Cardinal Health Inc.	2,643,530	191,894
AmerisourceBergen Corp. Class A	1,820,545	149,376
Best Buy Co. Inc.	2,630,119	136,266
Tiffany & Co.	1,043,005	95,591
Rollins Inc.	1,827,202	70,950
FactSet Research Systems Inc.	331,466	54,115
^ Casey's General Stores Inc.	328,323	36,795
^ Cracker Barrel Old Country Store Inc.	201,641	32,301
Aaron's Inc.	599,320	21,540
John Wiley & Sons Inc. Class A	404,978	21,342
Matthews International Corp. Class A	270,288	18,528
Monro Muffler Brake Inc.	273,164	14,164
Bob Evans Farms Inc.	165,362	11,036
International Speedway Corp. Class A	211,883	7,861
		4,741,994
Financials (9.6%)
Chubb Ltd.	3,903,234	535,719
S&P Global Inc.	2,165,444	290,581
Travelers Cos. Inc.	2,343,771	285,143
Aflac Inc.	3,363,940	251,892
Franklin Resources Inc.	4,737,426	204,230
Ameriprise Financial Inc.	1,291,056	165,062
Cincinnati Financial Corp.	1,380,225	99,500
Torchmark Corp.	986,943	75,708
American Financial Group Inc.	729,266	70,965
WR Berkley Corp.	1,015,979	69,066
SEI Investments Co.	1,334,092	67,652
Cullen/Frost Bankers Inc.	534,193	50,423
Brown & Brown Inc.	1,172,885	50,317
RenaissanceRe Holdings Ltd.	343,022	48,767
Bank of the Ozarks Inc.	1,015,026	48,183
Erie Indemnity Co. Class A	386,941	47,911
Axis Capital Holdings Ltd.	721,699	47,560
Commerce Bancshares Inc.	851,532	46,792
BOK Financial Corp.	548,868	46,264
Assurant Inc.	466,266	44,873
Eaton Vance Corp.	951,647	40,854
Prosperity Bancshares Inc.	582,454	39,141
Hanover Insurance Group Inc.	356,046	31,428
UMB Financial Corp.	417,337	30,253
^ AmTrust Financial Services Inc.	1,428,843	22,933
RLI Corp.	368,591	21,091
Community Bank System Inc.	373,304	20,886
American Equity Investment Life Holding Co.	740,044	17,554
BancFirst Corp.	132,338	12,711
Westamerica Bancorporation	219,778	12,092
Tompkins Financial Corp.	126,742	10,478
1st Source Corp.	216,747	10,471
Infinity Property & Casualty Corp.	92,360	9,167
Southside Bancshares Inc.	239,164	8,304
Community Trust Bancorp Inc.	147,491	6,630
		2,840,601
Health Care (13.2%)
Johnson & Johnson	9,539,102	1,177,793
Medtronic plc	11,506,105	956,042
Abbott Laboratories	14,480,569	631,932

Stryker Corp.	3,124,714	426,117
Becton Dickinson and Co.	1,783,471	333,456
CR Bard Inc.	603,615	185,600
Perrigo Co. plc	1,201,470	88,837
West Pharmaceutical Services Inc.	613,876	56,495
Healthcare Services Group Inc.	609,939	28,002
National HealthCare Corp.	127,124	9,461
Atrion Corp.	15,276	7,899
STERIS plc	106	8
Owens & Minor Inc.	69	2
		3,901,644
Industrials (31.5%)
3M Co.	4,996,174	978,401
United Technologies Corp.	6,753,110	803,553
Union Pacific Corp.	6,819,591	763,521
Accenture plc Class A	5,523,312	669,978
Lockheed Martin Corp.	2,432,824	655,524
General Dynamics Corp.	2,537,033	491,652
FedEx Corp.	2,233,386	423,673
Illinois Tool Works Inc.	2,904,098	401,027
CSX Corp.	7,763,626	394,703
Automatic Data Processing Inc.	3,761,803	393,071
Raytheon Co.	2,454,375	380,944
Northrop Grumman Corp.	1,463,136	359,873
Waste Management Inc.	3,684,699	268,172
Sherwin-Williams Co.	781,913	261,691
Roper Technologies Inc.	853,702	186,705
Republic Services Inc. Class A	2,841,918	179,012
L3 Technologies Inc.	651,971	111,989
Fastenal Co.	2,423,731	108,292
Cintas Corp.	880,230	107,802
Dover Corp.	1,303,196	102,796
WW Grainger Inc.	493,152	95,030
CH Robinson Worldwide Inc.	1,186,712	86,274
Expeditors International of Washington Inc.	1,509,622	84,675
JB Hunt Transport Services Inc.	932,794	83,634
AO Smith Corp.	1,232,571	66,411
Jack Henry & Associates Inc.	650,316	63,029
Nordson Corp.	481,202	60,247
Toro Co.	906,670	58,861
Carlisle Cos. Inc.	541,160	54,868
Donaldson Co. Inc.	1,106,364	51,203
Graco Inc.	469,303	50,614
Robert Half International Inc.	1,070,474	49,295
Lincoln Electric Holdings Inc.	550,586	49,019
MDU Resources Group Inc.	1,636,845	44,031
Sonoco Products Co.	832,936	43,571
AptarGroup Inc.	522,046	41,920
Bemis Co. Inc.	774,282	34,788
MSC Industrial Direct Co. Inc. Class A	375,981	33,662
ITT Inc.	740,534	31,199
Silgan Holdings Inc.	505,511	30,644
Ryder System Inc.	447,782	30,409
Regal Beloit Corp.	374,988	29,568
MSA Safety Inc.	316,474	24,638
ABM Industries Inc.	465,843	20,120
Franklin Electric Co. Inc.	388,176	15,954

Brady Corp. Class A			399,318	15,553
Tennant Co.			147,542	10,807
Badger Meter Inc.			243,573	9,682
^ Lindsay Corp.			89,098	7,739
McGrath RentCorp			200,469	6,978
Gorman-Rupp Co.			218,303	6,248
Cass Information Systems Inc.			93,578	6,220
NACCO Industries Inc. Class A			43,656	3,695
Norfolk Southern Corp.			324	38
Parker-Hannifin Corp.			145	23
Valspar Corp.			85	10
Crane Co.			62	5
Valmont Industries Inc.			29	4
				9,343,045
Technology (8.5%)
Microsoft Corp.			18,220,920	1,247,404
Texas Instruments Inc.			8,376,965	663,288
Analog Devices Inc.			3,058,693	233,072
Microchip Technology Inc.			1,813,445	137,060
Xilinx Inc.			2,085,841	131,638
Harris Corp.			1,042,966	116,698
				2,529,160
Telecommunications (0.1%)
Telephone & Data Systems Inc.			862,406	23,682
ATN International Inc.			135,037	9,343
				33,025
Utilities (2.0%)
Edison International			2,730,274	218,340
UGI Corp.			1,449,291	72,696
Atmos Energy Corp.			881,552	71,423
Aqua America Inc.			1,486,610	49,192
Southwest Gas Holdings Inc.			397,841	33,323
Black Hills Corp.			447,251	30,422
New Jersey Resources Corp.			722,802	29,165
MGE Energy Inc.			290,609	18,686
California Water Service Group			402,209	14,359
American States Water Co.			306,855	13,661
Chesapeake Utilities Corp.			136,475	10,004
SJW Group			171,490	8,376
Middlesex Water Co.			136,358	5,198
Connecticut Water Service Inc.			92,159	4,946
York Water Co.			107,480	4,030
WGL Holdings Inc.			55	5
				583,826
Total Common Stocks (Cost $23,758,151)				29,598,210
	Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	1.034%		397,183	39,726

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.501%	5/4/17	1,100	1,100

United States Treasury Bill	0.741%	6/8/17	200	200
United States Treasury Bill	0.759%	6/15/17	200	200
4 United States Treasury Bill	0.761%	6/22/17	1,100	1,099
United States Treasury Bill	0.592%	7/13/17	100	100
United States Treasury Bill	0.602%	7/20/17	400	399
				3,098
Total Temporary Cash Investments (Cost $42,821)				42,824
Total Investments (100.0%) (Cost $23,800,972)				29,641,034
Other Assets and Liabilities-Net (0.0%)3				(11,614)
Net Assets (100%)				29,629,420

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,380,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $30,568,000 of collateral received for securities on loan.
4 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,598,210	—	—
Temporary Cash Investments	39,726	3,098	—
Futures Contracts—Liabilities[1]	(82)	—	—
Total	29,637,854	3,098	—
1 Represents variation margin on the last day of the reporting period.

Dividend Appreciation Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	292	34,755	415

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2017, the cost of investment securities for tax purposes was $23,800,972,000. Net unrealized appreciation of investment securities for tax purposes was $5,840,062,000, consisting of unrealized gains of $6,038,053,000 on securities that had risen in value since their purchase and $198,591,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: June 15, 2017
VANGUARD SPECIALIZED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 15, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.